Fair Value Measurements	12 Months Ended
Mar. 31, 2012
Fair Value Measurements

2. Fair Value Measurements

The Company and its subsidiaries apply ASC 820-10 (“Fair Value Measurement”). This Codification Section defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

This Codification Section classifies and prioritizes inputs used in valuation techniques to measure fair value into the following three levels:

Level 1—Inputs of quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2—Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.

Level 3—Unobservable inputs for the assets or liabilities.

This Codification Section differentiates between those assets and liabilities required to be carried at fair value at every reporting period (recurring) and those assets and liabilities that are only required to be adjusted to fair value under certain circumstances (nonrecurring). The Company and its subsidiaries measure mainly loans held for sale, trading securities, available-for-sale securities, certain investment funds and derivatives at fair value on a recurring basis.

The following table presents recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2011 and March 31, 2012:

	March 31, 2011
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Trading securities	¥71,991	¥763	¥71,228	¥0
Available-for-sale securities	883,410	74,914	492,820	315,676
Japanese and foreign government bond securities	169,345	19,995	149,350	0
Japanese prefectural and foreign municipal bond securities	34,968	0	34,968	0
Corporate debt securities	292,032	0	289,459	2,573
Specified bonds issued by SPEs in Japan	222,314	0	0	222,314
CMBS and RMBS in the U.S., and other asset-backed securities	87,874	0	2,591	85,283
Other debt securities	5,506	0	0	5,506
Equity securities	71,371	54,919	16,452	0
Other securities	10,023	0	10,023	0
Investment funds	10,023	0	10,023	0
Derivative assets	22,985	1,306	18,497	3,182
Interest rate swap agreements	2,070	0	2,070	0
Options held/written, caps held and other	3,467	0	333	3,134
Futures, foreign exchange contracts	2,633	1,306	1,327	0
Foreign currency swap agreements	14,766	0	14,766	0
Credit derivatives held/written	49	0	1	48

	¥988,409	¥76,983	¥592,568	¥318,858

Financial Liabilities:
Derivative liabilities	¥42,076	¥977	¥40,863	¥236
Interest rate swap agreements	1,320	0	1,320	0
Options held/written, caps held and other	2,071	0	2,071	0
Futures, foreign exchange contracts	4,968	977	3,991	0
Foreign currency swap agreements	33,481	0	33,481	0
Credit derivatives held/written	236	0	0	236

	¥42,076	¥977	¥40,863	¥236

	March 31, 2012
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Loans held for sale*	¥19,397	¥0	¥19,397	¥0
Trading securities	12,817	384	12,433	0
Available-for-sale securities	886,487	173,056	469,776	243,655
Japanese and foreign government bond securities	220,915	105,353	115,562	0
Japanese prefectural and foreign municipal bond securities	57,359	33	57,326	0
Corporate debt securities	280,222	0	277,310	2,912
Specified bonds issued by SPEs in Japan	139,152	0	0	139,152
CMBS and RMBS in the U.S., and other asset-backed securities	95,328	0	2,147	93,181
Other debt securities	8,410	0	0	8,410
Equity securities	85,101	67,670	17,431	0
Other securities	5,178	0	5,178	0
Investment funds	5,178	0	5,178	0
Derivative assets	17,212	649	11,270	5,293
Interest rate swap agreements	4,624	0	4,624	0
Options held/written, caps held and other	5,924	0	631	5,293
Futures, foreign exchange contracts	1,027	649	378	0
Foreign currency swap agreements	5,540	0	5,540	0
Credit derivatives held	97	0	97	0

	¥941,091	¥174,089	¥518,054	¥248,948

Financial Liabilities:
Derivative liabilities	¥16,659	¥412	¥16,247	¥0
Interest rate swap agreements	1,277	0	1,277	0
Options held/written, caps held and other	4,430	0	4,430	0
Futures, foreign exchange contracts	5,497	412	5,085	0
Foreign currency swap agreements	5,432	0	5,432	0
Credit derivatives held	23	0	23	0

	¥16,659	¥412	¥16,247	¥0

	March 31, 2012
	Millions of U.S. dollars
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Loans held for sale*	$236	$0	$236	$0
Trading securities	156	5	151	0
Available-for-sale securities	10,786	2,105	5,716	2,965
Japanese and foreign government bond securities	2,688	1,282	1,406	0
Japanese prefectural and foreign municipal bond securities	698	0	698	0
Corporate debt securities	3,410	0	3,374	36
Specified bonds issued by SPEs in Japan	1,693	0	0	1,693
CMBS and RMBS in the U.S., and other asset-backed securities	1,160	0	26	1,134
Other debt securities	102	0	0	102
Equity securities	1,035	823	212	0
Other securities	63	0	63	0
Investment funds	63	0	63	0
Derivative assets	209	8	137	64
Interest rate swap agreements	56	0	56	0
Options held/written, caps held and other	72	0	8	64
Futures, foreign exchange contracts	13	8	5	0
Foreign currency swap agreements	67	0	67	0
Credit derivatives held	1	0	1	0

	$11,450	$2,118	$6,303	$3,029

Financial Liabilities:
Derivative liabilities	$202	$5	$197	$0
Interest rate swap agreements	15	0	15	0
Options held/written, caps held and other	54	0	54	0
Futures, foreign exchange contracts	67	5	62	0
Foreign currency swap agreements	66	0	66	0
Credit derivatives held	0	0	0	0

	$202	$5	$197	$0

*	A subsidiary elected the fair value option under ASC 825-10 (“Financial Instruments—Fair Value Option”) on the loans held for sale originated on and after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”) or institutional investors. Included in other operating revenues in the consolidated statements of income are gains from the change in the fair value of the loans of ¥1,024 million ($12 million), for the fiscal year ended March 31, 2012. No gains or losses were recognized in earnings during the fiscal year ended March 31, 2012 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value at March 31, 2012, are ¥18,326 million ($223 million) and ¥19,397 million ($236 million), respectively, and the aggregate fair value exceeds the amount of aggregate unpaid principal balance by ¥1,071 million ($13 million). There are no loans that are 90 days or more past due, in non-accrual status, or both.

Changes in economic conditions or valuation methodologies may require the transfer of assets and liabilities from one fair value level to another. In such instances, the Company and its subsidiaries recognize the transfer at the beginning of quarter during which the transfers occur. The Company and its subsidiaries evaluate the significance of transfers between levels based upon size of the transfer relative to total assets, total liabilities or total earnings. For the year ended March 31, 2011 and for the nine months ended December 31, 2011, there were no significant transfers between Level 1 and Level 2. For the three months ended March 31, 2012, there were no transfers between Level 1 and Level 2.

The following table presents the reconciliation of financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during fiscal year 2010, 2011 and 2012:

	2010
	Millions of yen
	Balance at April 1, 2009	Gains or losses (realized/unrealized)			Purchase, sales, and settlements (net)	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2010	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2010*1
		Included in earnings *1	Included in other comprehensive income*2	Total
Trading securities	¥166	¥0	¥(170)	¥(170)	¥57	¥0	¥53	¥0
Available-for-sale securities	447,859	(9,394)	(519)	(9,913)	(36,997)	855	401,804	(8,691)
Corporate debt securities	10,176	(1,302)	492	(810)	(3,380)	855	6,841	(801)
Specified bonds issued by SPEs in Japan	300,765	(989)	(1,910)	(2,899)	(51,561)	0	246,305	(515)
CMBS and RMBS in the U.S., and other asset-backed securities	131,490	(7,103)	845	(6,258)	17,944	0	143,176	(7,375)
Other debt securities	5,428	0	54	54	0	0	5,482	0
Investment in affiliates	6,954	(6,954)	0	(6,954)	0	0	0	0
Derivative assets and liabilities (net)	668	(175)	0	(175)	0	0	493	(175)
Options held/written, caps held	438	(438)	0	(438)	0	0	0	(438)
Credit derivatives held/written	230	263	0	263	0	0	493	263

	2011
	Millions of yen
	Balance at April 1, 2010	Gains or losses (realized/ unrealized)			Purchase, sales, and settlements (net)	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2011	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2011*1
		Included in earnings*1	Included in other comprehensive income*2	Total
Trading securities	¥53	¥(26)	¥(2)	¥(28)	¥(25)	¥0	¥0	¥0
Available-for-sale securities	401,804	(6,242)	(3,248)	(9,490)	(33,102)	(43,536)	315,676	(5,848)
Corporate debt securities	6,841	(34)	(83)	(117)	(2,094)	(2,057)	2,573	(72)
Specified bonds issued by SPEs in Japan	246,305	(5,195)	351	(4,844)	(27,076)	7,929	222,314	(5,275)
CMBS and RMBS in the U.S., and other asset-backed securities	143,176	(1,013)	(3,540)	(4,553)	(3,932)	(49,408)	85,283	(501)
Other debt securities	5,482	0	24	24	0	0	5,506	0
Derivative assets and liabilities (net)	493	(206)	0	(206)	0	2,659	2,946	(206)
Options held/written, caps held and other	0	475	0	475	0	2,659	3,134	475
Credit derivatives held/written	493	(681)	0	(681)	0	0	(188)	(681)

	2012
	Millions of yen
	Balance at April 1, 2011	Gains or losses (realized/ unrealized)			Purchases	Sales	Settlements	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2012	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2012*1
		Included in earnings*1	Included in other comprehensive Income*2	Total
Available-for-sale securities	¥315,676	¥(1,262)	¥1,443	¥181	¥63,980	¥(18,054)	¥(118,596)	¥468	¥243,655	¥(2,429)
Corporate debt securities	2,573	(18)	108	90	2,549	(431)	(2,337)	468	2,912	(35)
Specified bonds issued by SPEs in Japan	222,314	(3,066)	2,178	(888)	6,668	(9,625)	(79,317)	0	139,152	(3,397)
CMBS and RMBS in the U.S., and other asset-backed securities	85,283	1,822	(1,056)	766	49,072	(7,998)	(33,942)	0	93,181	1,003
Other debt securities	5,506	0	213	213	5,691	0	(3,000)	0	8,410	0
Derivative assets and liabilities (net)	2,946	2,159	0	2,159	0	0	188	0	5,293	2,159
Options held/written, caps held and other	3,134	2,159	0	2,159	0	0	0	0	5,293	2,159
Credit derivatives held/written	(188)	0	0	0	0	0	188	0	0	0

	2012
	Millions of U.S. dollars
	Balance at April 1, 2011	Gains or losses (realized/ unrealized)			Purchases	Sales	Settlements	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2012	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2012*1
		Included in earnings*1	Included in other compre- hensive income*2	Total
Available-for-sale securities	$3,841	$(15)	$17	$2	$778	$(220)	$(1,442)	$6	$2,965	$(30)
Corporate debt securities	31	(0)	1	1	31	(5)	(28)	6	36	(0)
Specified bonds issued by SPEs in Japan	2,705	(37)	26	(11)	81	(118)	(964)	0	1,693	(41)
CMBS and RMBS in the U.S., and other asset-backed securities	1,038	22	(13)	9	597	(97)	(413)	0	1,134	11
Other debt securities	67	0	3	3	69	0	(37)	0	102	0
Derivative assets and liabilities (net)	36	26	0	26	0	0	2	0	64	26
Options held/written, caps held and other	38	26	0	26	0	0	0	0	64	26
Credit derivatives held/written	(2)	0	0	0	0	0	2	0	0	0

*1	Principally, gains and losses from trading securities are included in “brokerage commissions and net gains (losses) on investment securities”; available-for-sale securities are included in “write-downs of securities” or “life insurance premiums and related investment income”; investment in affiliates are included in “equity in net income (loss) of affiliates” and derivative assets and liabilities (net) are included in “other operating revenues /expenses,” respectively. Also, for available-for-sale securities, amortization of interest recognized in interest on loans and investment securities are included in these columns.
*2	Unrealized gains and losses from available-for-sale securities are included in “Net change of unrealized gains (losses) on investment in securities.”
*3	The amount reported in “Transfers in and/or out of Level 3 (net)” is the fair value at the beginning of quarter during which the transfers occur.

From April 1, 2010, the Company and its subsidiaries adopted Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)), and Accounting Standards Update 2009-17 (ASC 810 (“Consolidation”)). As a result, there was an increase of ¥9,225 million in the Level 3 specified bonds issued by SPEs in Japan because these bonds are held by variable interest entities that have become subject to consolidation. On the other hand, there were decreases of ¥49,408 million in the Level 3 CMBS and RMBS in the United States and other asset-backed securities, and decreases of ¥1,296 million in the Level 3 specified bonds issued by SPEs in Japan, respectively, that are held by the Company and its subsidiaries, because these securities were issued by newly consolidated variable interest entities and accordingly have been eliminated in consolidation for the fiscal year ended March 31, 2011.

In fiscal 2012, ¥468 million of Corporate debt securities was transferred from Level 2 to Level 3 due to a certain market becoming inactive. There was no transfer from Level 3 in fiscal 2012.

The following table presents recorded amounts of major assets measured at fair value on a nonrecurring basis as of March 31, 2011 and March 31, 2012. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:

	March 31, 2011
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	¥3,776	¥0	¥0	¥3,776
Loans held for sale	11,439	0	11,439	0
Real estate collateral-dependent loans (net of allowance for probable loan losses)	110,329	0	0	110,329
Investment in operating leases and other operating assets	26,813	0	0	26,813
Land and buildings undeveloped or under construction	30,595	0	0	30,595
Certain investment in affiliates	2,090	236	0	1,854

	¥185,042	¥236	¥11,439	¥173,367

	March 31, 2012
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	¥9,715	¥0	¥0	¥9,715
Real estate collateral-dependent loans (net of allowance for probable loan losses)	73,319	0	0	73,319
Investment in operating leases and other operating assets	16,159	0	0	16,159
Land and buildings undeveloped or under construction	20,445	0	0	20,445
Certain investment in affiliates	15,660	10,775	0	4,885

	¥135,298	¥10,775	¥0	¥124,523

	March 31, 2012
	Millions of U.S. dollars
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	$118	$0	$0	$118
Real estate collateral-dependent loans (net of allowance for probable loan losses)	892	0	0	892
Investment in operating leases and other operating assets	196	0	0	196
Land and buildings undeveloped or under construction	249	0	0	249
Certain investment in affiliates	191	131	0	60

	$1,646	$131	$0	$1,515

The following is a description of the valuation process and the main valuation methodologies used for assets and liabilities measured at fair value.

Valuation process

The Company and its subsidiaries determine fair value of Level 3 assets and liabilities by using valuation techniques such as internally developed models or using third-party pricing information. Internally developed models include the discounted cash flow methodologies and direct capitalization methodologies. To measure the fair value of the assets and liabilities, the Company and its subsidiaries select the valuation technique which best reflects the nature, characteristics and risks of each asset and liability. The appropriateness of valuation methods and unobservable inputs is verified when measuring fair values of the assets and liabilities by using internally developed models. The Company and its subsidiaries also use third-party pricing information to measure the fair value of certain assets and liabilities. In that case, the Company and its subsidiaries verify the appropriateness of the prices by monitoring available information about the assets and liabilities such as current conditions of the assets or liabilities as well as surrounding market information. When these prices are determined to be able to reflect the nature, characteristics and risks of assets and liabilities reasonably, the Company and its subsidiaries use these prices as fair value of the assets and liabilities.

Loans held for sale

Certain loans, which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held-for-sale. The loans held for sale in the United States are classified as Level 2, because the Company and its subsidiaries measure their fair value based on a market approach using inputs other than quoted prices that are observable for the assets such as treasury rate, swap rate and market spread.

Real estate collateral-dependent loans

The valuation allowance for large balance non-homogeneous loans is individually evaluated based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. According to ASC 820-10 (“Fair Value Measurement”), measurement for impaired loans determined using a present value technique is not considered a fair value measurement. However, measurement for impaired loans determined using the loan’s observable market price or the fair value of the collateral securing the collateral-dependent loans are fair value measurements and are subject to the disclosure requirements for nonrecurring fair value measurements.

The Company and its subsidiaries determine the fair value of the real estate collateral of real estate collateral-dependent loans using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. We generally obtain a new appraisal once a fiscal year. In addition, we periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions, which may materially affect the fair value of the collateral. Real estate collateral-dependent loans whose fair values are estimated using appraisals of the underlying collateral based on these valuation techniques are classified as Level 3 because such appraisals involve unobservable inputs. These unobservable inputs contain discount rates and cap rates as well as future cash flows estimated to be generated from real estate collateral. An increase (decrease) in the discount rate or cap rate and a decrease (increase) in the estimated future cash flows would result in a decrease (increase) in the fair value of real estate collateral-dependent loans.

Investment in operating leases and other operating assets and Land and buildings undeveloped or under construction

Investment in operating leases measured at fair value is mostly real estate. The Company and its subsidiaries determine the fair value of Investment in operating leases and other operating assets and Land and buildings undeveloped or under construction using appraisals prepared by independent third party appraisers or the Company’s own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flow methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. The Company and its subsidiaries classified the assets as Level 3 because such appraisals involve unobservable inputs. These unobservable inputs contain discount rates as well as future cash flows estimated to be generated from the assets or projects. An increase (decrease) in the discount rate and a decrease (increase) in the estimated future cash flows would result in a decrease (increase) in the fair value of operating leases and other operating assets and Land and buildings undeveloped or under construction.

Trading securities, Available-for-sale securities, Unlisted securities and Investment in affiliates

If active market prices are available, fair value measurement is based on quoted active market prices and, accordingly, these securities are classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets and accordingly these securities are classified as Level 2. If market prices are not available and there are no observable inputs, then fair value is estimated by using valuation models including discounted cash flow methodologies, commonly used option-pricing models and broker quotes. Such securities are classified as Level 3, as the valuation models and broker quotes are based on inputs that are unobservable in the market. If fair value is based on broker quotes, the Company and its subsidiaries check the validity of received prices based on comparison to prices of other similar assets and market data such as relevant bench mark indices.

The Company and its subsidiaries classified CMBS and RMBS in the United States, as level 3 due to a certain market being inactive. In determining whether a market is active or inactive, the Company and its subsidiaries evaluate various factors such as the lack of recent transactions, price quotations that are not based on current information or vary substantially over time or among market makers, a significant increase in implied risk premium, a wide bid-ask spread, significant decline in new issuances, little or no public information (e.g. a principal-to-principal market) and other factors. With respect to the CMBS and RMBS in the United States, the Company and its subsidiaries judged that there has been increased overall trading activity from previous years but due to the lack of observable trades for older vintage and below investment grade securities we continue to limit the reliance on independent pricing service vendors and brokers. As a result, the Company and its subsidiaries established internally developed pricing models (Level 3 inputs) using valuation techniques such as discounted cash flow methodologies in order to estimate fair value of these securities and classified them as Level 3. Under the models, the Company and its subsidiaries use anticipated cash flows of the security discounted at a risk-adjusted discount rate that incorporates our estimate of credit risk and liquidity risk that a market participant would consider. The cash flows are estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security. An increase (decrease) in the discount rate or default rate would result in a decrease (increase) in the fair value of CMBS and RMBS in the United States.

The Company and its subsidiaries classified the specified bonds as Level 3 because the Company and its subsidiaries measure their fair value using unobservable inputs. Since the specified bonds do not trade in an open market, no relevant observable market data is available. Accordingly the Company and its subsidiaries use discounted cash flow methodologies that incorporates significant unobservable inputs to measure their fair value. When evaluating the specified bonds issued by SPEs in Japan, the Company and its subsidiaries estimate the fair value by discounting future cash flows using a discount rate based on market interest rates and a risk premium. The future cash flows for the specified bonds issued by the SPEs in Japan are estimated based on contractual principal and interest repayment schedules on each of the specified bond issued by the SPEs in Japan. Since the discount rate is not observable for the specified bonds, the Company and its subsidiaries use an internally developed model to estimate a risk premium considering the value of the real estate collateral (which also involves unobservable inputs in many cases when using valuation techniques such as discounted cash flow methodologies) and the seniority of the bonds. Under the model, the Company and its subsidiaries consider the loan-to-value ratio and other relevant available information to reflect both the credit risk and the liquidity risk in our own estimate of the risk premium. Generally, the higher the loan-to-value ratio, the larger the risk premium the Company and its subsidiaries estimate under the model. The fair value of the specified bonds issued by SPEs in Japan rises when the fair value of the collateral real estate rises and the discount rate declines. The fair value of the specified bonds issued by SPEs in Japan declines when the fair value of the collateral real estate declines and the discount rate rises.

Investment funds

The fair value is based on the net asset value if the investments meet certain requirements that the investees have all of the attributes specified in ASC 946-10 (“Financial Services—Investment Companies”) and the investees calculate the net asset value. These investments are classified as Level 2, because they are not redeemable at the net asset value per share at the measurement date but they are redeemable at the net asset value per share in the near term after the measurement date.

Derivatives

For exchange-traded derivatives, fair value is based on quoted market prices, and accordingly, classified as Level 1. For non-exchange traded derivatives, fair value is based on commonly used models and discounted cash flow methodologies. If the inputs used for these measurements including yield curves and volatilities, are observable, the Company and its subsidiaries classify it as Level 2. If the inputs are not observable, the Company and its subsidiaries classify it as Level 3. These unobservable inputs contain discount rates. An increase (decrease) in the discount rate would result in a decrease (increase) in the fair value of derivatives.

Information about Level 3 Fair Value Measurements

The following table provides information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a recurring basis as of March 31, 2012.

	March 31, 2012
	Millions of yen	Millions of U.S. dollars	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value	Fair Value
Financial Assets:
Available-for-sale securities
Corporate debt securities	¥1,088	$14	Discounted cash flows	Discount rate	2.9% – 7.5%
					(4.9%)

	1,824	22	Appraisals/	—	—
			Broker quotes

Specified bonds issued by SPEs in Japan	118,624	1,443	Discounted cash flows	Discount rate	1.0% – 13.0%
					(4.0%)

	20,528	250	Appraisals/	—	—
			Broker quotes

CMBS and RMBS in the U.S., and other asset-backed securities	63,436	772	Discounted cash flows	Discount rate	2.7% – 44.1%
					(11.2%)
				Probability of	0.0% – 6.1%
				default	(0.9%)

	29,745	362	Appraisals/	—	—
			Broker quotes

Other debt securities	8,410	102	Discounted cash flows	Discount rate	12.5%
					(12.5%)

Derivative assets
Options held/written, caps held and other	5,293	64	Discounted cash flows	Discount rate	10.0% – 15.0%
					(12.0%)

	¥248,948	$3,029

The following table provides information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during the three months ended March 31, 2012.

	March 31, 2012
	Millions of yen	Millions of U.S. dollars	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value	Fair Value
Assets:
Unlisted securities	¥8,814	$107	Discounted cash flows	Discount rate	4.2% – 12.5% (6.5%)
Real estate collateral-dependent loans (net of allowance for probable loan losses)	73,319	892	Discounted cash flows	Discount rate	3.3% – 18.9% (7.9%)
			Direct capitalization	Capitalization rate	5.2% – 29.0% (10.9%)
Investment in operating leases and other operating assets	11,561	141	Discounted cash flows	Discount rate	7.0% – 10.0% (8.2%)
Land and buildings undeveloped or under construction	8,638	105	Discounted cash flows	Discount rate	6.0% (6.0%)
Certain investment in affiliates	4,596	56	Discounted cash flows	Discount rate	5.0% – 8.0% (6.5%)

	¥106,928	$1,301

The Company and its subsidiaries generally use discounted cash flow methodologies or similar internally developed models to determine the fair value of Level 3 assets and liabilities. Use of these techniques requires determination of relevant inputs and assumptions, some of which represent significant unobservable inputs as indicated in the preceding table. Accordingly, changes in these unobservable inputs may have a significant impact on the fair value.

Certain of these unobservable inputs will (in isolation) have a directionally consistent impact on the fair value of the asset or liability for a given change in that input. Alternatively, the fair value of the asset or liability may move in an opposite direction for a given change in another input. Where multiple inputs are used within the valuation technique of an asset or liability, a change in one input in a certain direction may be offset by an opposite change in another input having a potentially muted impact to the overall fair value of that particular asset or liability. Additionally, a change in one unobservable input may result in a change to another unobservable input (that is, changes in certain inputs are interrelated to one another), which may counteract or magnify the fair value impact.

For more analysis of the sensitivity of each input, see the description of the valuation process and the main valuation methodologies used for assets and liabilities measured at fair value.